COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases	Future minimum lease payments under such operating leases are as follows:
Year ending
December 31,

2013	$1,324
2014	883
2015	503
2016	368
2017	379
$3,457